FINANCIAL INCOME, NET (Tables)	6 Months Ended
Jun. 30, 2022
Other Income and Expenses [Abstract]
Schedule of Financial Income, Net

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Interest income and bank fees, net	$(719)	$(37)
Foreign currency translation adjustments - expense (income)	(2,126)	25
Financial income, net	$(2,845)	$(12)